INTANGIBLE ASSETS (Amortization Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS [Abstract]
Amortization expense	$ 291	$ 365	$ 392
Estimated amortization expense:
2013	190
2014	177
2015	167
2016	161
2017-2019	64
Amortized cost	$ 759	$ 1,050